Frontier MFG Core Infrastructure Fund
Frontier MFG Core Infrastructure Fund
Investment Objective.
The investment objective of the Frontier MFG Core Infrastructure Fund (the “Fund”) is long-term capital appreciation.
Fees and Expenses of the Fund.
This table describes the fees and expenses that you may pay if you buy and hold Institutional Class shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Frontier MFG Core Infrastructure Fund Institutional Class USD ($)
Redemption Fee (as a percentage of amount redeemed, if applicable)	2.00%
Service Fee (for shares redeemed by wire)	$ 15.00

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Frontier MFG Core Infrastructure Fund Institutional Class
Management Fees	0.70%
Distribution (12b-1) Fees	none
Other Expenses	0.23%
Total Annual Fund Operating Expenses	0.93%
Fee Waiver	(0.23%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver	0.70%
[1]	Pursuant to an expense cap agreement between Frontegra Asset Management, Inc. ("Frontegra"), the Fund's investment adviser, and the Fund, Frontegra has contractually agreed to waive its management fee and/or reimburse the Fund's operating expenses to the extent necessary to ensure that the Fund's total operating expenses (excluding taxes, interest, brokerage commissions, acquired fund fees and expenses ("AFFE") and extraordinary expenses) do not exceed 0.70% of the Fund's average daily net assets. Frontegra is entitled to recoup the fees waived and/or expenses reimbursed within a three-year period from the time the expenses were incurred to the extent of the expense limitation. The expense cap agreement will continue in effect until October 31, 2016, with successive renewal terms of one year unless terminated by Frontegra or the Company prior to any such renewal. "Other Expenses" are presented before any waivers or expense reimbursements.

Example.

The following example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example	1 Year	3 Years	5 Years	10 Years
Frontier MFG Core Infrastructure Fund | Institutional Class | USD ($)	72	273	492	1,122

Portfolio Turnover.

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During its most recent fiscal year, the Fund’s portfolio turnover rate was 17% of the average value of its portfolio.

Principal Investment Strategy.

Under normal market conditions, the Fund invests at least 80% of its net assets in equity securities of infrastructure companies, such as utilities, toll roads, airports, ports and communications companies.  For purposes of the 80% policy, net assets include any borrowings for investment purposes.  The Fund will concentrate in the infrastructure sector and the utilities industry.  The Fund will invest in both U.S. and non-U.S. companies.  The Fund’s subadviser, Magellan Asset Management Limited doing business as MFG Asset Management (“MFG Asset Management”), seeks to provide investors with exposure to the infrastructure sector and to deliver stable investment returns relative to other equity funds.  The Fund invests in a diversified portfolio of securities of infrastructure and utility companies that MFG Asset Management has determined have an appropriate capital structure, are likely to generate reliable income streams and are likely to benefit from inflation protection.

The Fund’s investment universe will principally consist of companies whose predominant source of earnings is derived from the following infrastructure assets:

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Regulated energy utilities;

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Regulated water utilities;

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Toll roads;

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Airports;

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Ports;

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Communications infrastructure; and

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Social infrastructure.

It is anticipated that the Fund’s portfolio will generally consist of 80 to 100 companies.

Principal Investment Risks.

Market Risks.  The Fund’s investments are subject to market risk, which may cause the value of the Fund’s investments to decline.  If the value of the Fund’s investments goes down, the share price of the Fund will go down, and you may lose money.  U.S. and international markets have experienced extreme volatility, reduced liquidity, credit downgrades, increased likelihood of default and valuation difficulties in recent years.

Equity Securities Risks.  Common stocks and other equity securities held by the Fund will fluctuate in value based on the earnings of the company and on general industry and market conditions, leading to fluctuations in the Fund’s share price.

Stock Selection Risks.  The stocks selected for the Fund may decline in value or not increase in value when the stock market in general is rising.

Foreign Securities Risks.  Investments in securities of foreign companies involve additional risks, including less liquidity, currency-rate fluctuations, political and economic instability, differences in financial reporting standards and securities market regulation, and imposition of foreign withholding taxes.

Currency Risks.  The value of the Fund’s foreign holdings as measured in U.S. dollars may be affected unfavorably by changes in foreign currency exchange rates.  The Fund may also incur costs in connection with conversions between various currencies.

Management Risks.  The Fund is subject to management risk as an actively-managed investment portfolio and depends on the decisions of the portfolio management team to produce the desired results.

Infrastructure Investment Risks.  The Fund’s investments in infrastructure companies will expose the Fund to potential adverse economic, regulatory, political and other changes affecting such investments.  Issuers of securities in infrastructure-related businesses are subject to a variety of factors that may adversely affect their business or operations, including high interest costs in connection with capital construction programs, high leverage, costs associated with environmental or other regulations, the effects of economic slowdowns, adverse changes in fuel prices, the effects of energy conservation policies and other factors.  Transportation infrastructure companies can be significantly affected by economic changes, fuel prices, labor relations, insurance costs and government regulations.

Utilities Industry Risks.  Utility company revenues and costs are subject to regulation by states and other regulators.  Regulatory authorities also may restrict a company’s access to new markets.  The deregulation of certain utilities companies may subject these companies to greater risks of loss.  Utilities companies may incur unexpected increases in fuel and other operating costs.  Rising interest rates could lead to higher financing costs and reduced earnings.  Utilities are also subject to considerable costs associated with environmental compliance, nuclear waste clean-up and safety regulation.  There is a risk that these costs will not be fully recovered through an increase in revenues.

Small- and Medium-Capitalization Company Risks.  Small-capitalization and medium-capitalization companies are often more volatile and less liquid than larger companies.  Securities of these companies may be subject to greater and more abrupt price fluctuations and may be more susceptible to market pressures and business failures.  Stocks of small and medium-sized companies may underperform the stocks of larger companies as an asset class.

Cybersecurity Risks.  Despite the various protections utilized by the Fund and its service providers, systems, networks, or devices utilized by the Fund potentially can be breached.  The Fund and its shareholders could be negatively impacted as a result of a cybersecurity breach.

Performance.

The return information provided in the following bar chart and table illustrates how the performance of the Fund can vary from year to year, which is one indication of the risks of investing in the Fund.   The table shows how the Fund’s average annual returns compare with a broad measure of market performance.  Please keep in mind that the Fund’s past performance (before and after taxes) does not necessarily represent how it will perform in the future.  Updated performance data is available on the Company’s website at www.frontiermutualfunds.com or by calling toll-free to 1-888-825-2100.

Calendar Year Total Return

The Fund’s return from January 1, 2015, through September 30, 2015, was (3.42)%.

Best and Worst Quarterly Performance (during the periods shown above)

Best Quarter Return	Worst Quarter Return

7.80% (1st quarter, 2014)	(3.89)% (3rd quarter, 2014)

Average Annual Total Returns (For the periods ended December 31, 2014)

The after-tax returns for the Fund were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Returns - Frontier MFG Core Infrastructure Fund	Label	Average Annual Returns, 1 Year		Average Annual Returns, Since Inception	[1]	Average Annual Returns, Inception Date
Institutional Class	Return Before Taxes	16.63%		15.11%		Jan. 18, 2012
After Taxes on Distributions | Institutional Class	Return After Taxes on Distributions	16.15%		14.71%
After Taxes on Distributions and Sale of Fund Shares | Institutional Class	Return After Taxes on Distributions and Sale of Fund Shares	10.08%		12.09%
MSCI World Index (Net) (reflects no deductions for fees, expense or taxes)	MSCI World Index (Net) (reflects no deductions for fees, expense or taxes)	4.94%	[2]	14.43%	[2]	Jan. 18, 2012	[2]
S&P Global Infrastructure Index	S&P Global Infrastructure Index	12.98%	[3]	13.22%	[3]	Jan. 18, 2012	[3]
[1]	The Fund commenced operations on January 18, 2012.
[2]	The MSCI World Index measures the overall performance of stock markets in 23 developed market countries in North America, Europe, and the Asia/Pacific Region.
[3]	The S&P Global Infrastructure Index is a global developed markets infrastructure and utilities benchmark. The UBS Developed Infrastructure & Utilities Index (net), a former benchmark index for the Fund, was discontinued on April 1, 2015.